Leases - Lessor: Net Investment in Leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Schedule Of Net Investment In Direct Financing And Sales Type Lease [Abstract]
Lease receivables	[1]	¥ 1,057,990	¥ 1,029,157
Unguaranteed residual value		28,145	27,361
Initial direct costs		1,428	1,455
Total		¥ 1,087,563	¥ 1,057,973

[1]	Some lease contracts are subject to government assistance for the customers’ acquisition of leased assets, mainly for the purpose of environmental measures. This government assistance is accounted for as a reduction of lease receivables of lease contracts when the Company and its subsidiaries confirm receipt of cash. The amount of a reduction of lease receivables is 28,532 million yen as of March 31, 2023. Benefits of the government assistance are attributed to the customers by the reduced lease payments. Furthermore, remaining term of government assistance contracts ranges up to 11 years. And when receiving the government assistance, restrictions mainly on disposal of property and duty of keeping documents occur for a certain period of time.